Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities at Fair Value on Recurring Basis

The Group has segregated all financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2014 and 2013 into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below:

December 31, 2014	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Bonds	2,026	—	—	2,026

Total assets	2,026	—	—	2,026

Liabilities:
Contingent liability — Drilling Program (see Note 4 (c))	—	—	(29,936)	(29,936)

Total liabilities	—	—	(29,936)	(29,936)

December 31, 2013	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	374	—	—	374

Total assets	374	—	—	374

Liabilities:
Contingent liability — Drilling Program (see Note 4 (c))	—	—	(27,718)	(27,718)
Swap transaction	—	(12,466)	—	(12,466)
Option	—	(12,668)	—	(12,668)

Total liabilities	—	(25,134)	(27,718)	(52,852)

Schedule of Changes in Fair Value of Financial Liability

The table below sets forth a summary of changes in the fair value of Group’s Level 3 financial liability for the years ended December 31, 2014, 2013 and 2012:

Contingent liability
Balance at beginning of 2012	(23,759)
Loss resulting from remeasurement of contingent liability	(1,906)
Transfers in and out of Level 3	—

Balance at beginning of 2013	(25,665)
Loss resulting from remeasurement of contingent liability	(2,053)
Transfers in and out of Level 3	—

Balance at beginning of 2014	(27,718)
Loss resulting from remeasurement of contingent liability	(2,218)
Transfers in and out of Level 3	—

Balance at end of year	(29,936)

Schedule of Fair Value of Variable and Fixed Rate Loans

As of December 31, 2014, the fair value of variable and fixed rate loans (based on future cash flows discounted at current long-term market rates available for corporations adjusted for discount applicable to the Group) was as follows:

As of December 31, 2014	Estimated fair value	Level 1	Level 3	Carrying value incl. interest accrued
Russian ruble-denominated debt	2,159,273	127,409	2,031,864	2,957,408
U.S. dollar-denominated debt	3,404,131	—	3,404,131	3,717,751
Euro-denominated debt	369,061	—	369,061	442,334

Total long-term debt	5,932,465	127,409	5,805,056	7,117,493